Warrant liabilities (Details Narrative) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Class of warrant or right outstanding	20,500,000	20,500,000	20,500,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right outstanding	10,000,000	10,000,000	10,000,000
Public trading price	$ 0.03	$ 0.03	$ 0.03
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right outstanding	10,500,000	10,500,000	10,500,000